Reserves	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Reserves	RESERVES
The following table summarizes the changes in the Company's reserves during the years ended December 31, 2021 and 2020:

	Share-based compensation	Equity component of Convertible Notes	Other	Total
Outstanding – December 31, 2019	$14,356	$10,217	$3,386	$27,959
Options issued in Leagold Acquisition	19,777	—	—	19,777
Equity component of Convertible Notes issued	—	8,322	—	8,322
Exercise of stock options and settlement of RSUs and pRSUs	(22,104)	—	—	(22,104)
Share-based compensation	4,825	—	—	4,825
Outstanding – December 31, 2020	16,854	18,539	3,386	38,779
Options issued in Premier Acquisition	8,155	—	—	8,155
Exercise of stock options and settlement of RSUs and pRSUs	(7,869)	—	—	(7,869)
Share-based compensation	7,973	—	—	7,973
Outstanding – December 31, 2021	$25,113	$18,539	$3,386	$47,038